UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2010

Money Market Fund
As of 06-30-10 (Unaudited)

Maturity Date	Yield*	Par value	Value

Asset Backed Securities 0.41%			$1,888,455
(Cost $1,888,455)

Bank of America Auto Trust (S)
02/15/11	0.262	$1,463,542	1,463,542
CNH Equipment Trust
12/03/10	0.421	105,176	105,176
Ford Credit Auto Owner Trust (S)
12/15/10	0.294	319,737	319,737

Commercial Paper 65.81%			$304,997,719
(Cost $304,997,719)

AT&T, Inc. (S)
07/01/10	0.060	22,000,000	22,000,000
Bank of Nova Scotia
07/01/10	0.060	22,000,000	22,000,000
Barclays US Funding Corp.
07/01/10	0.100 to 0.150	23,000,000	23,000,000
BNP Paribas Finance, Inc.
07/01/10	0.010	22,000,000	22,000,000
Chevron Funding Corp.
07/01/10	0.050	22,000,000	22,000,000
Deutsche Bank Financial LLC
07/01/10	0.010	22,000,000	22,000,000
General Electric Company
07/01/10	0.020	19,000,000	19,000,000
International Business Machines Corp. (S)
07/01/10	0.150	10,000,000	10,000,000
JPMorgan Chase & Company
07/01/10	0.000	22,000,000	22,000,000
Nestle Capital Corp. (S)
07/01/10	0.010	22,000,000	22,000,000
Pfizer, Inc. (S)
07/14/10	0.800	5,000,000	4,998,556
Royal Bank of Canada
07/01/10	0.001	15,000,000	15,000,000
Societe Generale North America, Inc. (S)
07/08/10	0.200	2,000,000	1,999,922
The Walt Disney Company (S)
07/02/10	0.150	22,000,000	21,999,908
UBS Finance (Delaware) LLC
07/01/10	0.140 to 0.150	23,000,000	23,000,000
United Technologies (S)
07/01/10	0.070	22,000,000	22,000,000
Yorktown Capital LLC (S)
07/09/10	0.300	10,000,000	9,999,333

Corporate Interest-Bearing Obligations 10.72%			$49,662,452
(Cost $49,662,452)

Abbey National Treasury Services PLC (P)
12/10/10	0.390	2,000,000	2,000,000
American Honda Finance Corp. (S)
12/15/10	5.125	1,500,000	1,529,800
Bank of America Corp.
08/01/10	4.500	5,600,000	5,618,431
Bank of America Corp. (P)
08/13/10	0.592	3,000,000	3,000,351

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Money Market Fund
As of 06-30-10 (Unaudited)

Maturity Date	Yield*	Par value	Value
Bank of America NA (P)
01/27/11	0.447	$5,000,000	$5,000,000
Credit Suisse USA, Inc. (P)
08/16/10	0.635	3,000,000	3,000,828
General Electric Capital Corp. (P)
10/21/10	0.617	3,549,000	3,550,109
Royal Bank of Canada (P)
09/28/10	0.787	4,000,000	4,002,378
US Bancorp
07/29/10	4.500	5,940,000	5,959,120
Wal-Mart Stores, Inc.
07/01/10	4.125	3,000,000	3,000,000
Wells Fargo & Company (P)
08/20/10	0.684	5,000,000	5,001,435
Westpac Banking Corp. (P)
12/11/10	0.392	4,000,000	4,000,000
Westpac Securities NZ, Ltd. (P)(S)
01/21/11	0.427	4,000,000	4,000,000

Temporary Liquidity Guarantee Program (X) 19.43%			$90,028,116
(Cost $90,028,116)

Bank of America Corp.(P)(R)
04/30/12 to 06/22/12	0.738 to 0.781	14,000,000	14,000,000
Bank of America NA (P)(R)
09/13/10	0.566	6,000,000	6,000,000
Citigroup Funding, Inc.(P)(R)
07/30/10 to 03/30/12	0.437 to 0.833	11,000,000	11,000,182
General Electric Capital Corp.(P)(R)
03/11/11 to 03/12/12	0.616 to 0.736	7,000,000	7,000,000
JPMorgan Chase & Company(P)(R)
02/23/11 to 12/26/12	0.564 to 0.787	16,000,000	16,013,585
Morgan Stanley(P)(R)
02/10/12 to 06/20/12	0.653 to 0.889	15,000,000	15,000,000
The Goldman Sachs Group, Inc.(P)(R)
11/09/11 to 03/15/12	0.623 to 0.737	12,000,000	12,014,349
The Huntington National Bank (P)(R)
06/01/12	0.938	7,000,000	7,000,000
Union Bank NA (P)(R)
03/16/12	0.737	2,000,000	2,000,000

U.S. Government & Agency Obligations 3.47%			$16,100,000
(Cost $16,100,000)

Federal Home Loan Bank Discount Note,
07/01/2010	0.001	16,100,000	16,100,000

Total investments (Cost $462,676,742)† 99.84%			$462,676,742

Other assets and liabilities, net 0.16%			$756,311

Total net assets 100.00%			$463,433,053

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

2

Money Market Fund
As of 06-30-10 (Unaudited)

(R) Securities reset coupon rates periodically.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(X) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation.

† At June 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $462,676,742.

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Notes to the Schedule of Investments (Unaudited)

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments are categorized as Level 2 under the hierarchy described above.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

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440Q1 6/10
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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 23, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	August 23, 2010